Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment:

	December 31,	December 31,
	2020	2019
Property, plant and equipment owned	$36,560	$27,746
Right-of-use assets	12,774	15,090
	$49,334	$42,836

10.    Property, plant and equipment (cont'd):
Property, plant and equipment owned:

	December 31,	December 31,
Net carrying amounts	2020	2019
Computer equipment	$1,846	$1,427
Furniture and fixtures	657	51
Leasehold improvements	1,558	1,260
Production and test equipment	32,499	25,008
	$36,560	$27,746

Cost	December 31, 2019	Additions	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2020
Computer equipment	$5,733	$791	$—	$75	$36	$6,635
Furniture and fixtures	1,098	642	—	15	(1)	1,754
Leasehold improvements	8,559	440	—	170	27	9,196
Production and test equipment	55,681	10,747	(560)	500	24	66,392
	$71,071	$12,620	$(560)	$760	$86	$83,977

Accumulated depreciation	December 31, 2019	Depreciation	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2020
Computer equipment	$4,306	$379	$—	$75	$29	$4,789
Furniture and fixtures	1,047	25	—	15	10	1,097
Leasehold improvements	7,299	302	—	—	37	7,638
Production and test equipment	30,673	3,053	(512)	670	9	33,893
	$43,325	$3,759	$(512)	$760	$85	$47,417

Cost	December 31, 2018	Additions	Disposals	Reclass to Right-of-use assets	Effect of movements in exchange rates	December 31, 2019
Building under finance lease	$12,180	$—	$—	$(12,180)	$—	$—
Computer equipment	5,584	214	(63)	4	(6)	5,733
Furniture and fixtures	1,103	1	—	(4)	(2)	1,098
Leasehold improvements	7,936	630	—	—	(7)	8,559
Production and test equipment	43,310	13,089	(716)	—	(2)	55,681
	$70,113	$13,934	$(779)	$(12,180)	$(17)	$71,071

Accumulated depreciation	December 31, 2018	Depreciation	Disposals	Reclass to Right-of-use assets	Effect of movements in exchange rates	December 31, 2019
Building under finance lease	$7,173	$—	$—	$(7,173)	$—	$—
Computer equipment	3,945	422	(63)	4	(2)	4,306
Furniture and fixtures	1,036	16	—	(4)	(1)	1,047
Leasehold improvements	6,917	389	—	—	(7)	7,299
Production and test equipment	29,422	1,969	(716)	—	(2)	30,673
	$48,493	$2,796	$(779)	$(7,173)	$(12)	$43,325
10.    Property, plant and equipment (cont'd):
During the year ended December 31, 2020, the Corporation disposed of property, plant and equipment totaling $48,000 related to the UAV business of its subsidiary, Ballard Unmanned Systems (note 7).
Right-of-use assets:
The Corporation leases certain assets under lease agreements, comprising primarily of leases of land and buildings, office equipment and vehicles (note 18).

Right-of-use assets	December 31,	December 31,
Net carrying amounts	2020	2019
Property	$12,537	$14,921
Equipment	121	67
Vehicle	116	102
	$12,774	$15,090

Cost	December 31, 2019	Additions	De-recognition	Effect of movements in exchange rates	December 31, 2020
Property	$24,568	$—	$(46)	$143	$24,665
Equipment	84	102	(42)	5	149
Vehicle	142	54	—	12	208
	$24,794	$156	$(88)	$160	$25,022

Accumulated depreciation	December 31, 2019	Depreciation	De-recognition	Effect of movements in exchange rates	December 31, 2020
Property	$9,647	$2,488	$(46)	$39	$12,128
Equipment	17	25	(15)	1	28
Vehicle	40	46	—	6	92
	$9,704	$2,559	$(61)	$46	$12,248

As part of the sale of the remaining UAV assets of its subsidiary, Ballard Unmanned Systems, the Corporation de-recognized a property lease totaling $46,000 related to vacating of leased space previously occupied by UAV staff. In addition, the Corporation renegotiated an existing equipment lease resulting in the de-recognition of the original equipment lease, with a net book value of $27,000.

Cost	January 1, 2019	Additions	Effect of movements in exchange rates	December 31, 2019
Property	$23,427	$1,147	$(6)	$24,568
Equipment	76	13	(5)	84
Vehicle	111	31	—	142
	$23,614	$1,191	$(11)	$24,794
10.    Property, plant and equipment (cont'd):

Accumulated depreciation	January 1, 2019	Depreciation	Effect of movements in exchange rates	December 31, 2019
Property	$7,173	$2,474	$—	$9,647
Equipment	—	22	(5)	17
Vehicle	—	40	—	40
	$7,173	$2,536	$(5)	$9,704